Allowances for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of Provision for Credit Losses
The Company does business with most major international pharmaceutical companies. Provision for credit losses at December 31, 2022 and December 31, 2021 comprises:

	December 31, 2022	December 31, 2021
	(in thousands)
Opening provision	$7,081	$7,149
Amounts used during the year	(3,913)	(116)
Amounts provided during the year	17,800	705
Amounts released during the year	—	(544)
Foreign exchange	(406)	(113)
Closing provision	$20,562	$7,081